INCOME TAXES (Schedule of Temporary Differences and Unused Tax Losses) (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jul. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 38,490,659	$ 32,629,281	$ 41,083,018
Non-capital loss carry forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	9,184,009	11,844,993	11,096,051
Capital loss carry forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	23,435,600
Plant and Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	155,152	2,289,041	2,371,361
Mineral property interests [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	3,519,176	16,767,840	26,374,381
Equity Investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	572,253	535,456
Share issuance cost [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,624,469
Investment tax credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset		$ 1,191,951	$ 1,241,225